PENSIONS - Reconciliation of Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 46,093	$ 51,171
Service cost	162	250	$ 313
Interest cost	1,740	1,687	1,901
Actuarial (gain)/ loss	4,581	(3,265)
Foreign currency exchange rate changes	433	(599)
Benefit payments	(3,066)	(3,151)
Benefit obligation at December 31	$ 49,943	$ 46,093	$ 51,171